DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)		1 Months Ended	12 Months Ended
	Mar. 07, 2022	Jan. 20, 2021	Dec. 31, 2021
Description of Organization and Business Operations (Details) [Line Items]
Warrant per price (in Dollars per share)			$ 3.87
CIK 0001822935 Healthcare Capital Corp
Description of Organization and Business Operations (Details) [Line Items]
Description of merger agreement	(i) each outstanding share of Class B common stock of HCCC, after taking into account the forfeiture of certain shares by the holders of Class B common stock, automatically converted into one share of Class A common stock of HCCC and was then exchanged for one ordinary share, without par value, of Alpha Tau (the “Company Ordinary Share”), (ii) each outstanding share of Class A common stock of HCCC was exchanged for one Company Ordinary Share, and (iii) each outstanding warrant of HCCC, after taking into account the forfeiture of certain warrants by certain holders of warrants of HCCC, was assumed by Alpha Tau and became a warrant of Alpha Tau (“Company Warrant”).
Gross proceeds			$ 275,000,000
Transaction costs			15,556,327
Underwriting discount			4,800,000
Deferred underwriting fees			10,325,000
Other offering costs			$ 431,327
Per unit (in Dollars per share)			$ 9.82
CIK 0001822935 Healthcare Capital Corp | Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Description of merger agreement	(i) each outstanding share of Class B common stock of HCCC, after taking into account the forfeiture of certain shares by the holders of Class B common stock, automatically converted into one share of Class A common stock of HCCC and was then exchanged for one ordinary share, without par value, of Alpha Tau (the “Company Ordinary Share”), (ii) each outstanding share of Class A common stock of HCCC was exchanged for one Company Ordinary Share, and (iii) each outstanding warrant of HCCC, after taking into account the forfeiture of certain warrants by certain holders of warrants of HCCC, was assumed by Alpha Tau and became a warrant of Alpha Tau (“Company Warrant”)
Initial Public Offering [Member] | CIK 0001822935 Healthcare Capital Corp
Description of Organization and Business Operations (Details) [Line Items]
Number of shares purchased (in Shares)		27,500,000
Per unit price (in Dollars per share)		$ 10.00
Gross proceeds		$ 275,000,000
Proceeds from sale of stock		$ 275,000,000
Per unit (in Dollars per share)		$ 10.00
Over-Allotment Option [Member] | CIK 0001822935 Healthcare Capital Corp
Description of Organization and Business Operations (Details) [Line Items]
Number of share units (in Shares)		3,500,000
Private Placement [Member] | CIK 0001822935 Healthcare Capital Corp
Description of Organization and Business Operations (Details) [Line Items]
Gross proceeds			$ 6,800,000
Number of warrants (in Shares)			6,800,000
Warrant per price (in Dollars per share)			$ 1.00